Loans and Debentures (Schedule of Classification Based on Currencies and Interest Rates) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debentures	$ 575,314	$ 296,146
Loans from banks and others	596,489	575,688
Total	1,210,114	918,305
In Shekels [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	582,439	302,915
Loans from banks and others	$ 627,675	$ 615,390
In Shekels [Member] | Top of range [member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.75%
In Shekels [Member] | Bottom of range [member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%
In Shekels [Member] | Weighted average [member] | Loans from financial institutions (including financing lease) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.70%